Premises and Equipment - Schedule of Minimum Future Annual Rent Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Plant and Equipment Useful Life and Values [Abstract]
2015	$ 11,541
2016	9,878
2017	8,153
2018	7,333
2019	6,214
2020 and thereafter	31,860
Total	$ 74,979